Organization and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheet that sums to the total of the same such amounts as shown in the condensed consolidated statement of cash flows:

(in thousands)	March 31, 2023	June 30, 2022
Cash and cash equivalents	$31,966	$45,492
Restricted cash	-	4,800
Total cash, cash equivalents and restricted cash as shown in the consolidated statement of cash flows	$31,966	$50,292

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sums to the total of the same such amounts as shown in the consolidated statement of cash flows:

(in thousands)	June 30, 2022	June 30, 2021
Cash and cash equivalents	$43,692	$118,879
Restricted cash	6,600	4,800
Total cash, cash equivalents and restricted cash as shown in the consolidated statement of cash flows	$50,292	$123,679

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sums to the total of the same such amounts as shown in the statement of cash flows.

(in thousands)	June 30, 2021	June 30, 2020
Cash and cash equivalents	$118,879	$1,751
Restricted cash	4,800	-
Total cash, cash equivalents and restricted cash as shown in the statement of cash flows	$123,679	$1,751

Summary of Estimated Useful Lives	Estimated useful lives are as follows:

Buildings and improvements	10 - 39 years
Cooperage	3 - 5 years
Furniture and equipment	3 - 10 years
Machinery and equipment	5 - 20 years
Vineyards	20 years
Estimated useful lives are as follows:

Buildings and improvements	10 - 39 years
Cooperage	3 - 5 years
Furniture and equipment	3 - 10 years
Machinery and equipment	5 - 20 years
Vineyards	20 years

Summary of Revenue by Segment and Region

The following table summarizes revenue by geographic region:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in thousands)	2023	2022	2023	2022
Geographic regions:
United States	$69,114	$77,586	$223,036	$213,713
International	364	1,347	1,664	4,518
Total net revenue	$69,478	$78,933	$224,700	$218,231

The following tables summarize the revenue by segment and region for the years ended June 30, 2022 and 2021, respectively:

	June 30,
(in thousands)	2022	2021
Geographic regions:
United States	$287,349	$215,122
International	6,421	5,620
Total net revenue	$293,770	$220,742

The following tables summarize the revenue by segment and region for the years ended June 30, 2021 and 2020, respectively:

(in thousands)	June 30, 2021	June 30, 2020
Geographic regions:
United States	$215,122	$183,810
Canada	3,021	3,748
Europe, Middle East, & Africa	1,638	608
Asia Pacific	482	1,592
Other	479	161
Total net revenue	$220,742	$189,919

Summary of Disaggregation of Revenue

The following table provides a disaggregation of revenue based on the pattern of revenue recognition:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in thousands)	2023	2022	2023	2022
Point in time	$58,005	$65,170	$190,949	$180,116
Over a period of time	11,473	13,763	33,751	38,115
Total net revenue	$69,478	$78,933	$224,700	$218,231

The following table provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended June 30, 2022 and 2021, respectively:

	June 30,
(in thousands)	2022	2021
Point in time	$253,677	$186,906
Over a period of time	40,093	33,836
Total net revenue	$293,770	$220,742

The following table provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended June 30, 2021 and 2020, respectively:

(in thousands)	June 30, 2021	June 30, 2020
Point in time	$186,906	$162,328
Over a period of time	33,836	27,591
Total net revenue	$220,742	$189,919

Schedules of Customer Concentration Risk

The following table summarizes customer concentration of:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Revenue as a percent of total revenue
Customer A	21.6%	15.6%	19.5%	18.3%
Customer B	*	*	*	10.0%
Customer C	*	*	*	10.1%
Customer D	*	*	*	*

The following table summarizes customer concentration of:

	March 31, 2023	June 30, 2022
Receivables as a percent of total receivables
Customer A	39.7%	26.0%
Customer B	*	*
Customer C	*	*
Customer D	20.9%	*

* Customer revenue or receivables did not exceed 10% in the respective periods.

The following table summarizes customer concentration:

	June 30,
	2022	2021
Customer A
Revenue as a percent of total revenue	21.0%	32.0%
Receivables as a percent of total receivables	26.0%	35.0%
Customer B
Revenue as a percent of total revenue	*	13.1%
Receivables as a percent of total receivables	*	21.0%
Customer C
Revenue as a percent of total revenue	*	10.9%
Receivables as a percent of total receivables	*	*
Customer D
Revenue as a percent of total revenue	*	*
Receivables as a percent of total receivables	*	10.4%
Customer E
Revenue as a percent of total revenue	22.9%	*
Receivables as a percent of total receivables	*	*

* Customer revenue or receivables did not exceed 10% in the respective periods.

The following table summarizes customer concentration as of and for the years ended June 30, 2021 and 2020:

	June 30,
	2021	2020
Customer A
Revenue as a percent of total revenue	32.0%	23.7%
Receivables as a percent of total receivables	35.0%	42.1%
Customer B
Revenue as a percent of total revenue	13.1%	10.5%
Receivables as a percent of total receivables	21.0%	*
Customer C
Revenue as a percent of total revenue	10.9%	10.6%
Receivables as a percent of total receivables	*	*
Customer D
Revenue as a percent of total revenue	*	*
Receivables as a percent of total receivables	10.4%	*

* Customer revenue or receivables did not exceed 10% in the respective periods.